Associated Companies (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Associated companies	$ 724,745	$ 705,087
Shannon Engine Support
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Associated companies	$ 557,999	530,815
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	16.70%
Associated companies	$ 85,547	81,336
Other
Schedule of Equity Method Investments [Line Items]
Associated companies	$ 81,199	$ 92,936
Other | Minimum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	5.70%
Other | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	39.30%